Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 11,352	$ 20,138
Recognized in net earnings (loss)	15,788	(8,599)
Foreign exchange	1,351	(187)
Ending Balance	28,491	11,352
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	359,383	393,631
Recognized in net earnings (loss)	(10,047)	(32,562)
Foreign exchange	14,942	(1,686)
Ending Balance	364,278	359,383
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	11,082	2,532
Recognized in net earnings (loss)	10,686	8,550
Ending Balance	21,768	11,082
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,221	6,322
Recognized in net earnings (loss)	51	(99)
Foreign exchange	12	(2)
Ending Balance	6,284	6,221
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(340,406)	(370,439)
Recognized in net earnings (loss)	33,827	28,528
Foreign exchange	(12,388)	1,505
Ending Balance	(318,967)	(340,406)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	1,457	2,665
Recognized in net earnings (loss)	(154)	(1,208)
Ending Balance	1,303	1,457
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(14,264)	(4,956)
Recognized in net earnings (loss)	(21,583)	(9,291)
Foreign exchange	(695)	(17)
Ending Balance	(36,542)	(14,264)
Other Deferred Tax Assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(12,121)	(9,617)
Recognized in net earnings (loss)	3,008	(2,517)
Foreign exchange	(520)	13
Ending Balance	$ (9,633)	$ (12,121)